STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.1%
Australia - 6.9%
AGL Energy	259,148	[a]	1,476,248
Aristocrat Leisure	28,331		672,847
ASX	117,689		6,642,066
Brambles	246,622		1,821,761
Fortescue Metals Group	157,968		1,943,085
Macquarie Group	28,246		3,210,257
Telstra	359,348		954,505
			16,720,769
Austria - 1.0%
OMV	53,786		2,525,899
Belgium - 1.6%
Ageas	91,129		4,012,116
Denmark - .5%
AP Moller - Maersk, Cl. B	531		1,247,165
France - 14.1%
AXA	102,068		2,319,479
BNP Paribas	178,132		8,481,388
Cie Generale des Etablissements Michelin	146,345		4,024,073
Euroapi	3,247	[b]	51,224
Klepierre	97,598		1,879,625
LVMH	11,101		6,850,795
Sanofi	80,668		8,157,607
Teleperformance	8,722		2,683,156
			34,447,347
Germany - 6.6%
Allianz	11,611		2,216,471
Daimler Truck Holding	41,896	[b]	1,093,438
Deutsche Post	147,532		5,527,337
Evonik Industries	152,706		3,260,345
HeidelbergCement	15,723		755,302
Mercedes-Benz Group	54,626		3,161,200
			16,014,093
Hong Kong - 1.0%
Sun Hung Kai Properties	210,000		2,484,846
Italy - 5.3%
Enel	1,453,369		7,988,286
Eni	422,456		5,018,686
			13,006,972

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 21.1%
Advantest	62,800		3,336,843
Casio Computer	182,900		1,698,658
FUJIFILM Holdings	25,900		1,390,749
Fujitsu	26,400		3,304,545
ITOCHU	146,300		3,956,666
Mitsubishi Electric	174,900		1,872,068
Mizuho Financial Group	85,800		975,655
Nintendo	7,200		3,111,785
Nippon Telegraph & Telephone	226,900		6,514,801
Recruit Holdings	82,700		2,438,773
Renesas Electronics	319,300	[b]	2,880,693
Shionogi & Co.	77,200		3,902,551
Sony Group	57,800		4,723,637
Sumitomo Mitsui Financial Group	158,400		4,704,322
Tokyo Electron	8,500		2,757,083
Trend Micro	78,800		3,835,633
			51,404,462
Netherlands - 6.5%
ASML Holding	15,025		7,251,485
ING Groep	97,186		964,525
Koninklijke Ahold Delhaize	294,956		7,687,063
			15,903,073
Norway - .6%
Yara International	34,491		1,447,460
Singapore - 1.3%
Singapore Exchange	145,500		991,858
United Overseas Bank	114,400		2,165,830
			3,157,688
Spain - .7%
ACS Actividades de Construccion y Servicios	72,692		1,763,520
Sweden - .7%
Swedish Match	172,710		1,763,572
Switzerland - 8.7%
Kuehne + Nagel International	15,783		3,736,703
Novartis	36,513		3,088,704
Roche Holding	34,755		11,602,180
Sonova Holding	6,465		2,058,921
STMicroelectronics	25,244		802,583
			21,289,091
United Kingdom - 19.5%
Ashtead Group	100,177		4,202,474
BAE Systems	294,466		2,978,270
BP	261,759		1,232,855

Description		Shares		Value ($)
Common Stocks - 96.1% (continued)
United Kingdom - 19.5% (continued)
Bunzl		32,309		1,069,938
Burberry Group		183,766		3,676,260
Centrica		2,063,764	[b]	2,022,299
Diageo		66,582		2,872,468
Ferguson		35,270		3,949,226
GlaxoSmithKline		158,078		3,399,057
Imperial Brands		108,230		2,419,045
Legal & General Group		540,838		1,578,748
Melrose Industries		660,849		1,206,677
Rio Tinto		54,390		3,252,253
Shell		40,750		1,063,391
Tate & Lyle		114,268		1,042,458
Unilever		22,383		1,018,743
Vodafone Group		3,442,800		5,311,012
WPP		520,730		5,232,940
				47,528,114
Total Common Stocks (cost $262,661,117)				234,716,187

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI EAFE ETF (cost $768,374)		12,293		768,190
	Preferred Dividend Yield (%)
Preferred Stocks - 1.7%
Germany - 1.7%
Volkswagen (cost $6,864,747)	5.90	30,500		4,072,817
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,235,726)	1.48	1,235,726	[c]	1,235,726

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,086,000)	1.48	2,086,000	[c]	2,086,000
Total Investments (cost $273,615,964)		99.4%		242,878,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	.6%	1,382,921
Net Assets	100.0%	244,261,841

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $1,993,791 and the value of the collateral was $2,086,000. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	234,716,187	††	-	234,716,187
Equity Securities - Preferred Stocks	-	4,072,817	††	-	4,072,817
Exchange-Traded Funds	768,190	-		-	768,190
Investment Companies	3,321,726	-		-	3,321,726

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2022, accumulated net unrealized depreciation on investments was $30,737,044, consisting of $10,976,555 gross unrealized appreciation and $41,713,599 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.